Provisions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Accretion charged to earnings as finance expense	$ 9,903	$ 6,524
Reclamation expenditures	(2,264)	(7,849)
Provision accrued for labour claims	195,384	75,155	$ 69,493
Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Inflated and undiscounted estimate of future cash flows	290,400	159,100
Accretion charged to earnings as finance expense	9,903	6,524
Reclamation expenditures	(2,264)	(7,849)
Provision accrued for labour claims	188,455	70,587	65,396
Litigation [member]
Disclosure of other provisions [line items]
Accretion charged to earnings as finance expense	0	0
Reclamation expenditures	0	0
Provision accrued for labour claims	$ 6,929	$ 4,568	$ 4,097
Bottom of range [member] | Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Inflation rate (percent)	0.00%	2.00%
Discount rate (percent)	2.00%	2.00%
Top of range [member] | Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Inflation rate (percent)	5.00%	17.00%
Discount rate (percent)	9.00%	22.00%